Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives

Aggregate Notional Amount (in millions)	Start Date	End Date	Offsets Variable Rate Debt Attributable to Fluctuations Above:
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 21, 2017	December 31, 2020	Three Month LIBOR of 3.5%